Organization and Basis of Presentation - Summary of Cash Flow Statement of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash used in operating activities	¥ (255,800)	$ (36,026)	¥ (456,808)	¥ (477,886)
Net cash used in investing activities	(9,300)	(1,309)	(7,463)	81,697
Net cash generated from (used in) financing activities	(48,832)	(6,878)	(86,239)	(52,899)
VIE and VIE's subsidiaries [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash used in operating activities	(2,768)	(391)	(139,381)	(257,506)
Net cash used in investing activities	(606)	(86)	(37,088)	(11,265)
Net cash generated from (used in) financing activities	¥ (68,894)	$ (9,704)	¥ 377,630	¥ 304,623